Condensed Financial Information of the Parent Company (Schedule of Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses
General and administrative	¥ (637,795)	$ (98,027)	¥ (658,790)	¥ (385,442)
Total operating expenses	(2,051,320)	(315,282)	(3,138,266)	(1,820,978)
Loss from operations	(883,426)	(135,780)	(2,499,061)	(1,458,940)
Other income/(expenses)
Interest income	130,250	20,019	87,305	76,516
Foreign exchange losses, net	(2,394)	(368)	(9,734)	(83,118)
Other income, net	(121)	(19)	(2,553)	(1,334)
Loss before income tax expense	(755,691)	(116,148)	(2,424,043)	(1,466,876)
Net loss	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Accretion on redeemable noncontrolling interests	(5,725)	(880)	(106)
Net loss attributable to ordinary shareholders	(773,029)	(118,814)	(2,407,300)	(1,463,281)
Net loss	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(128,539)		233,900	188,106
Comprehensive loss	(895,843)	(137,690)	(2,173,294)	(1,275,175)
Parent Company [Member]
Operating expenses
General and administrative	(6,715)	(1,032)	(11,657)	(19,016)
Share of loss of subsidiaries and affiliated entities	(761,841)	(117,094)	(2,230,637)	(1,345,114)
Total operating expenses	(768,556)	(118,126)	(2,242,294)	(1,364,130)
Loss from operations	(768,556)	(118,126)	(2,242,294)	(1,364,130)
Other income/(expenses)
Interest income	6	1	1,418	19,183
Foreign exchange losses, net	(12)	(2)	(167,405)	(119,161)
Other income, net	1,258	193	1,087	827
Loss before income tax expense	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Net loss	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Accretion on redeemable noncontrolling interests	(5,725)	(880)	(106)	0
Net loss attributable to ordinary shareholders	(773,029)	(118,814)	(2,407,300)	(1,463,281)
Net loss	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(128,539)	(19,756)	233,900	188,106
Comprehensive loss	¥ (895,843)	$ (137,690)	¥ (2,173,294)	¥ (1,275,175)